CONVERTIBLE DEBENTURES FINANCING (Details Narrative) - CAD ($)			12 Months Ended
	Jan. 25, 2022	Jan. 06, 2016	Dec. 31, 2023	Dec. 31, 2022	Oct. 29, 2022
IfrsStatementLineItems [Line Items]
Notional amount					$ 250,000
[custom:IssuedAggregate]	$ 833,409
Fair value per share	$ 0.55
[custom:AccruedsInterest]	$ 100,000
[custom:RecognizedLoss]			$ 250,023
Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Convertible debenture financing, Amount		$ 250,000
Maturity date		Jan. 06, 2016
Convertible debentures, Amount		$ 222,006
Equity portion of convertible debenture		$ 27,994
Interest expense			30,000	$ 30,000
Convertible note			250,000	250,000
Current interest payable			$ 269,589	$ 239,589
Convertible Debentures Two [Member]
IfrsStatementLineItems [Line Items]
Conversion price		$ 1.50